Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following table summarizes the components of share-based compensation expense in the condensed consolidated statements of operations (in thousands):

	Three Months Ended March 31,
	2017	2016
Research and development	$5	$6
General and administrative	202	291
Totals	$207	$297

	Nine Months Ended March 31,
	2017	2016
Research and development	$16	$15
General and administrative	697	925
Totals	$713	$940

The following table summarizes the components of share-based compensation expense in the Consolidated Statements of Operations (in thousands):

	Year Ended June 30,
	2016	2015
Research and development	$20	$-
General and administrative	1,245	914
Totals	$1,265	$914

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes all stock option activity during the nine months ended March 31, 2017:

	Stock Options	Weighted- average Exercise Price	Weighted- average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of July 1, 2016	12,273,334	$1.31	6.4	$993
Granted	150,000	0.40
Forfeited	(116,665)	1.54
Outstanding as of March 31, 2017	12,306,669	$1.30	5.6	$196
Vested and, as of March 31, 2017, expected to vest	12,276,498	$1.30	5.6	$196

Exercisable as of March 31, 2017	9,478,362	$1.30	4.8	$191

The following table summarizes all stock option activity during the years ended June 30, 2016 and 2015:

	Stock Options	Weighted- average Exercise Price	Weighted- average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of July 1, 2014	8,483,334	$1.25	7.0	$179
Granted	1,740,000	$0.88
Forfeited/expired	(700,000)	$0.75
Outstanding as of June 30, 2015	9,523,334	$1.22	6.6	$1,848
Granted	2,750,000	$1.64
Forfeited/expired	-	$-
Outstanding as of June 30, 2016	12,273,334	$1.31	6.4	$993
As of June 30, 2016 vested and expected to vest	12,225,441	$1.31	6.4	$991

Exercisable as of June 30, 2016	7,583,357	$1.31	5.1	$773

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company estimated the fair value of options granted using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	2.37%
Dividend yield	0%
Volatility	104.38%
Expected term (in years)	9

The Company estimated the fair value of options granted using the Black-Scholes option pricing model with the following assumptions:

	2016	2015
Risk-free interest rate	1.83% - 2.13%	1.3% - 2.3%
Dividend yield	0%	0%
Volatility	109.49% - 112.17%	96.7% - 113.9%
Expected term (in years)	9	4 - 9